DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Derivative Financial Instruments

Purpose	Risk	Instrument	Notional	Settlement date	12.31.2025	12.31.2024
Cash flow hedge designated as hedge accounting
Payroll expenses settled in Brazilian reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.40 and sale of call options at the weighted average exercise price of R$6.72	—	2025	—	(17.6)
Payroll expenses settled in Brazilian reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$5.51 and sale of call options at the weighted average exercise price of R$6.41	717.2	2026	5.3	—
					5.3	(17.6)
Others derivatives not designated as hedge accounting
Export	Exchange rate	NDF - exchange usd currency debt to euro currency.	—	2025	—	2.5
Export	Exchange rate	NDF - exchange usd currency debt to euro currency.	42.0	2026	(2.8)	—
Equity	Share price: ticker EMBJ3	Equity swap	—	2025	—	10.5
Equity (i)	Share price: ticker EMBJ3	Equity swap	171.4	2026	0.8	—
Equity (ii)	Share price: ticker EVEX	Private warrants	10.0	2027	(4.6)	(7.0)
Equity (ii)	Share price: ticker EVEX	Public warrants	12.5	2027	(5.7)	(4.0)
Equity (iii)	Share price: ticker EVEX	Strategic warrants	28.5	2027	(48.7)	(75.0)
Project development	Exchange Rates and Interest Rates	Interest rate swap for exchanging post-fixed debt in reais for post-fixed debt in dollars.	8.3	2040	(0.4)	—
					(61.4)	(73.0)

		Assets
		Current			8.7	13.2
		Non-current			—	—

		Liabilities
		Current			(38.4)	(71.9)
		Non-current			(26.4)	(31.9)
		Net derivative financial instruments			(56.1)	(90.6)
(i)In November 2025, the Company entered into 12-month swap contracts with Banco Itaú. Under these contracts, the Company is entitled to receive the price variation on 10,932,998 shares issued by Embraer (EMBJ3) and is required to pay CDI plus 0.265% p.a. As of December 31, 2025, the Company had no margin calls associated with these derivative transactions.
(ii)Refers to the 12,478,852 (2024: 8,203,407) public warrants and 9,974,555 (2024: 14,250,000) private warrants issued by Eve Holding with a strike price of US$11.50 (eleven dollars and fifty cents) per share. The exercise period of these warrants will expire on the date that occurs first: May 9, 2027, the date set by the issuer to redeem all warrants or upon the liquidation of the issuer.
The public warrants are listed and traded on the NYSE under the symbol EVEX.WS, and their fair value is derived directly from observable market prices. The fair value is calculated by multiplying the unit price of the option by the number of options. The fair value measurement of the private warrants is identical to that of the public warrants since the differences between them do not affect their fair value.
(iii)Refers to the 28,522,536 (2024: 32,522,536) units of strategic warrants issued by Eve Holding under the following conditions:
✈Penny warrants: 16,522,536 (2024: 20,522,536) units with an exercise price of US$0.01 (one cent) per share. The fair value measurement of this instrument considers the fair value of the EVEX share minus the exercise price. Furthermore, when the exercise of the warrant is conditioned on the occurrence of future events, the probability of these events occurring is also considered in the measurement. During the reporting period, 3,000,000 warrants were exercised, resulting in an increase of US$22.4 in non‑controlling interests.
✈Market warrants: 12,000,000 (2024: idem) units with a strike price of US$15.00 (fifteen dollars) per share. The Black- Scholes pricing model is used to measure the fair value of these financial instruments.

Summary of Cash Flow Hedge Movement with Impact on Other Comprehensive Income Results
The movements in other comprehensive income resulting from cash flow hedge are as follows:

	12.31.2025	12.31.2024	12.31.2023
Changes in the fair value of options
(Loss) gain on hedge reserve	(1.1)	—	7.4
(Loss) gain cost of hedging reserve	6.4	(17.6)	1.6
Net balance in other comprehensive income	5.3	(17.6)	9.0
Deferred tax	(1.8)	6.0	—
Reclassification to profit or loss
Fair value	17.6	(8.9)	(2.5)
Deferred tax	(6.0)	—
Other reclassifications	—	(4.2)	0.8
Total movements in other comprehensive income	15.1	(24.7)	7.3